Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2024
Stock Option Plan [Abstract]
Schedule of Option Activity	A summary of the option activity (with weighted average prices per option) is as follows:
	Year ended March 31,
	2022			2023			2024
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	470,000	$2.1	$0.51	400,000	$2.09	$0.50	400,000	$2.09	$0.50
Exercised during the year	(20,000)	$2.14	$0.549	—	$—	$—	—	$—	$—
Cancelled during the year	(50,000)	$2.14	$0.549	—	$—	$—	—	$—	$—
Outstanding and exercisable at the end of the year	400,000	$2.09	$0.50	400,000	$2.09	$0.50	400,000	$2.09	$0.50
Range of exercise price per share		$2.09			$2.09			$2.09